TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
Trade payables	$ 2,396	$ 1,862
Accruals	6,392	7,656
Indirect taxes	1,342	1,180
Other payables	75	95
Trade and other payables	$ 10,205	10,793
Disclosure of detailed information about financial instruments [line items]
Trade payables, settlement period	60 days
Accrued Media Partnership Costs and Other Unbilled Operational Expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 2,632	$ 4,709